Securities (Proceeds from the sales of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Proceeds from Sales and Calls			$ 100,721	$ 51,395	$ 92,344	$ 20,061	$ 0
Gross Gains on Sales and Calls	467	76	1,080	94	1,667	3,024	0
Available-for-sale Securities [Member]
Schedule of Investments [Line Items]
Proceeds from Sales and Calls	25,972	9,247	100,721	51,395	92,344	20,061	0
Gross Gains on Sales and Calls	467	76	1,080	94	1,667	2,089	0
Income Taxes on Gross Gains	$ 163	$ 27	$ 378	$ 33	$ 583	$ 721	$ 0